SCHEDULE OF REVENUE BY GEOGRAPHIC AREA OF CUSTOMERS (Details) - Freight App Inc [Member] - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 21,474,151	$ 9,205,941
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	20,156,744	8,738,661
MEXICO
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 1,317,407	$ 467,280